UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	McCormack Advisors International LLC
Address:	1360 E. Ninth Street, Suite 100
	Cleveland, OH, 44114


13F File Number: 028-06392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Ronald Baldari

Title:	Chief Administrative Officer

Phone:	(216) 436-3627


Signature, Place and Date of Signing:




/s/	Ronald Baldari
	Cleveland, OH
	October 18, 2002












McCormack Advisors International LLC (MAI) is owned equally by Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S) and Investment Advisors International, Inc. (IAI). MLPF&S is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML&Co.). As the parent holding company of a number of operating subsidiaries, including MLPF&S, that are themselves institutional investment managers, ML&Co. files Form 13Fs. Neither ML&Co., MLPF&S nor IAI exercise investment discretion with respect to the positions managed by MAI and reported herein, and each specifically disclaims having such investment discretion. To the extent, however, that their ownership interests in MAI may give rise to a filing requirement and cause them to be deemed to share investment discretion with MAI, the securities positions that are reported herein are also being reported on behalf of ML&Co. and IAI.




Report Type (Check only one):


[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		134

Form 13F Information Table Value Total:		104,450 (in thousands)

List of Other Included Managers: 			None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Wireless Services      COM              00209A106       90    21797 SH       SOLE                                      21797
AFLAC Inc                      COM              001055102      752    24500 SH       SOLE                                      24500
AOL Time Warner                COM              00184A105     1077    92075 SH       SOLE                                      92075
AT & T Corp.                   COM              001957109      358    29832 SH       SOLE                                      29832
Abbott Labs Inc.               COM              002824100     1955    48391 SH       SOLE                                      48391
Adobe Systems                  COM              00724F101      419    21936 SH       SOLE                                      21936
Agilent Technologies           COM              00846U101      186    14268 SH       SOLE                                      14268
Alcoa Inc.                     COM              013817101      670    34703 SH       SOLE                                      34703
Allegheny Energy Inc.          COM              017361106      292    22256 SH       SOLE                                      22256
Alliance Capital Mgmt. L.P.    COM              01855A101      557    20095 SH       SOLE                                      20095
Alltel Corporation             COM              020039103      221     5500 SH       SOLE                                       5500
AmSouth Bancorp                COM              032165102     1050    50624 SH       SOLE                                      50624
American Express               COM              025816109      506    16239 SH       SOLE                                      16239
American International Group   COM              026874107     2759    50444 SH       SOLE                                      50444
Amkor Technology               COM              031652100       96    40500 SH       SOLE                                      40500
Annaly Mortgage Management Inc COM              035710409      185    10000 SH       SOLE                                      10000
Automatic Data Processing      COM              053015103      221     6346 SH       SOLE                                       6346
BB&T Corp.                     COM              054937107      413    11800 SH       SOLE                                      11800
BP Amoco PLC ADR               COM              055622104     2744    68774 SH       SOLE                                      68774
Bank of America Corp           COM              060505104     1572    24636 SH       SOLE                                      24636
Bank of New York               COM              064057102      369    12833 SH       SOLE                                      12833
Baxter International           COM              071813109      390    12753 SH       SOLE                                      12753
Bellsouth Corporation          COM              079860102      385    20946 SH       SOLE                                      20946
Borders Group                  COM              099709107      333    21100 SH       SOLE                                      21100
Brandywine Realty Trust        COM              105368203      226    10000 SH       SOLE                                      10000
Bristol-Myers Squibb           COM              110122108     1570    65958 SH       SOLE                                      65958
Burlington Resources Inc.      COM              122014103      306     7970 SH       SOLE                                       7970
CINergy                        COM              172474108      759    24154 SH       SOLE                                      24154
Carnival Corp.                 COM              143658102      223     8900 SH       SOLE                                       8900
Celgene Corp.                  COM              151020104      168    10000 SH       SOLE                                      10000
Charter Municipal Mtg Accpt Co COM              160908109      264    15000 SH       SOLE                                      15000
Charter One Financial          COM              160903100     8993   302588 SH       SOLE                                     302588
ChevronTexaco Corp.            COM              166764100     2620    37839 SH       SOLE                                      37839
Chubb Corporation              COM              171232101      814    14852 SH       SOLE                                      14852
Cisco Systems                  COM              17275R102      313    29865 SH       SOLE                                      29865
Citigroup                      COM              172967101      465    15675 SH       SOLE                                      15675
Coca-Cola Co.                  COM              191216100      231     4816 SH       SOLE                                       4816
Colgate Palmolive              COM              194162103      775    14357 SH       SOLE                                      14357
Commerce Bancshares            COM              200525103      507    12975 SH       SOLE                                      12975
Convergys Corp                 COM              212485106      377    25100 SH       SOLE                                      25100
Corning, Inc.                  COM              219350105       16    10200 SH       SOLE                                      10200
Diebold Inc.                   COM              253651103     1495    45398 SH       SOLE                                      45398
Dime Community Bancshares      COM              253922108      410    19125 SH       SOLE                                      19125
Dow Chemical                   COM              260543103      826    30250 SH       SOLE                                      30250
Du Pont (EI) de Nemours        COM              263534109      216     6000 SH       SOLE                                       6000
Duke Energy Corp.              COM              264399106      534    27300 SH       SOLE                                      27300
E M C Corporation              COM              268648102      204    44590 SH       SOLE                                      44590
Electronics for Imaging        COM              286082102      237    15900 SH       SOLE                                      15900
Eli Lilly Co                   COM              532457108      526     9500 SH       SOLE                                       9500
Emerson Electric               COM              291011104      554    12600 SH       SOLE                                      12600
Exxon Mobil Corp.              COM              30231G102     1875    58766 SH       SOLE                                      58766
Federal National Mortgage Asso COM              313586109      604    10139 SH       SOLE                                      10139
Fifth Third Bancorp.           COM              316773100     1419    23179 SH       SOLE                                      23179
First Essex Bancorp Inc        COM              320103104      397    12000 SH       SOLE                                      12000
FirstMerit Corp                COM              337915102      377    17600 SH       SOLE                                      17600
Gannett Company Inc.           COM              364730101      828    11469 SH       SOLE                                      11469
General Electric               COM              369604103     3548   143946 SH       SOLE                                     143946
Gilead Sciences Inc            COM              375558103      469    14000 SH       SOLE                                      14000
GlaxoSmithKline PLC            COM              37733W105      629    16380 SH       SOLE                                      16380
Goodrich Corp.                 COM              382388106      683    36150 SH       SOLE                                      36150
Greenpoint Financial Corp.     COM              395384100      847    20300 SH       SOLE                                      20300
H & Q Healthcare Fund          COM              404052102      268    19025 SH       SOLE                                      19025
Harley Davidson Inc.           COM              412822108     1825    39290 SH       SOLE                                      39290
Hartford Financial Services Gr COM              416515104      625    15252 SH       SOLE                                      15252
Hewlett-Packard                COM              428236103      149    12792 SH       SOLE                                      12792
Home Depot                     COM              437076102     1390    53263 SH       SOLE                                      53263
Intel Corp                     COM              458140100     2220   159849 SH       SOLE                                     159849
International Business Machine COM              459200101     2486    42630 SH       SOLE                                      42630
International Paper Company    COM              460146103      558    16700 SH       SOLE                                      16700
Invacare                       COM              461203101      480    14000 SH       SOLE                                      14000
J P Morgan Chase & Co.         COM              46625H100      203    10671 SH       SOLE                                      10671
Johnson & Johnson              COM              478160104     3873    71612 SH       SOLE                                      71612
KeyCorp                        COM              493267108      676    27060 SH       SOLE                                      27060
LSI Logic Corp.                COM              502161102       82    12877 SH       SOLE                                      12877
Lam Research Corp              COM              512807108      329    37000 SH       SOLE                                      37000
Lehman Brothers Holdings       COM              524908100      368     7500 SH       SOLE                                       7500
Liberate Technologies Inc.     COM              530129105       31    20000 SH       SOLE                                      20000
Lowe's Cos.                    COM              548661107     1034    24980 SH       SOLE                                      24980
Lucent Technologies            COM              549463107       20    25752 SH       SOLE                                      25752
Lumenis Ltd                    COM              M6778Q105       67    17000 SH       SOLE                                      17000
Martek Biosciences Corp        COM              572901106      644    39300 SH       SOLE                                      39300
McDonalds Corp                 COM              580135101      346    19610 SH       SOLE                                      19610
Medtronic Inc.                 COM              585055106      228     5402 SH       SOLE                                       5402
Merck & Co                     COM              589331107     1352    29570 SH       SOLE                                      29570
Microsoft Corporation          COM              594918104      795    18183 SH       SOLE                                      18183
Mirant Corp.                   COM              604675108       33    15000 SH       SOLE                                      15000
Motorola Incorporated          COM              620076109      264    25945 SH       SOLE                                      25945
Nestle SA (REG) ADR            COM              641069406      819    14990 SH       SOLE                                      14990
News Corp Ltd ADS              COM              652487703      766    39800 SH       SOLE                                      39800
Nextek Power Systems Inc.      COM              65334F106        0    25000 SH       SOLE                                      25000
Oak Hill Financial Inc.        COM              671337103      250    11500 SH       SOLE                                      11500
Oglebay Norton Company         COM              677007106      109    10000 SH       SOLE                                      10000
Oracle Systems                 COM              68389X105      996   126740 SH       SOLE                                     126740
PVF Capital Corp               COM              693654105      661    62956 SH       SOLE                                      62956
Parker-Hannifin                COM              701094104      724    18947 SH       SOLE                                      18947
Pepsico Inc.                   COM              713448108     1100    29765 SH       SOLE                                      29765
Pfizer Inc                     COM              717081103     4333   149295 SH       SOLE                                     149295
Procter & Gamble               COM              742718109     2253    25204 SH       SOLE                                      25204
Progressive Corp               COM              743315103     1123    22181 SH       SOLE                                      22181
Qualcomm Incorporated          COM              747525103     1476    53430 SH       SOLE                                      53430
Rockwell Automation Inc.       COM              773903109      199    12240 SH       SOLE                                      12240
Rockwell Collins               COM              774341101      244    11120 SH       SOLE                                      11120
Royal Dutch Petroleum          COM              780257804      854    21248 SH       SOLE                                      21248
S&P's 400 Mid-Cap Market Index COM              595635103     1210    16303 SH       SOLE                                      16303
SBC Communications             COM              78387G103      225    11192 SH       SOLE                                      11192
Safeguard Scientific Inc       COM              786449108       18    16200 SH       SOLE                                      16200
Schering-Plough                COM              806605101      473    22200 SH       SOLE                                      22200
Service Corporation Internatio COM              817565104      140    40000 SH       SOLE                                      40000
Shaw Group                     COM              820280105      410    28900 SH       SOLE                                      28900
Sony Corporation ADR           COM              835699307      566    13770 SH       SOLE                                      13770
Southwest Airlines             COM              844741108     1606   123002 SH       SOLE                                     123002
Spartan Pptys Inc. Class A     COM              84681p104        0    10000 SH       SOLE                                      10000
St. Paul Cos                   COM              792860108      336    11698 SH       SOLE                                      11698
Standard & Poor's Deposit Rece COM              78462F103      970    11860 SH       SOLE                                      11860
Steris Corp                    COM              859152100      225     9050 SH       SOLE                                       9050
Stride Rite Corp.              COM              863314100       79    10000 SH       SOLE                                      10000
Symbol Technologies Inc.       COM              871508107      380    49507 SH       SOLE                                      49507
Target                         COM              87612E106      265     8965 SH       SOLE                                       8965
Twentieth Century Energy       COM              901200105        0    10000 SH       SOLE                                      10000
U S Bancorp new                COM              902973304     1242    66825 SH       SOLE                                      66825
U S Crude Ltd                  COM              90330V103        0    96600 SH       SOLE                                      96600
United Dominion Realty Trust I COM              910197102      716    45000 SH       SOLE                                      45000
United Technologies            COM              913017109     1322    23409 SH       SOLE                                      23409
Urstadt Biddle Class A         COM              917286205      130    11000 SH       SOLE                                      11000
Vasomedical Inc.               COM              922321104       16    10000 SH       SOLE                                      10000
Verizon Communications         COM              92343V104      965    35174 SH       SOLE                                      35174
Vodafone Group PLC             COM              92857W100      151    11800 SH       SOLE                                      11800
Wachovia                       COM              929903102      757    23156 SH       SOLE                                      23156
Washington Mutual Inc.         COM              939322103      600    19050 SH       SOLE                                      19050
Wells Fargo and Company        COM              949746101     1475    30623 SH       SOLE                                      30623
Worldcom Inc - Worldcom Group  COM              98157d106        9    88686 SH       SOLE                                      88686
Wyeth                          COM              983024100      472    14830 SH       SOLE                                      14830
XL Capital Ltd.                COM              G98255105      463     6294 SH       SOLE                                       6294
Xerox Corp                     COM              984121103       71    14400 SH       SOLE                                      14400